Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jun 6, 2013
Document Effective Date	Jun 6, 2013
Prospectus Date	Oct 1, 2012

Supplement dated June 6, 2013
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Multi-Strategy Fund	10/1/2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012
Effective immediately, the following changes are hereby made in each Fund's prospectus:
"Commodity Futures Trading Commission Regulatory Risk" is hereby revised under the caption "Principal Risks of Investing in the Fund" in the "Summary of the Fund" and "More Information About the Fund" sections as follows:
Commodity Futures Trading Commission Regulatory Risk. The Fund does not qualify for an exemption from registration as a "commodity pool" under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a "commodity pool operator" under the CEA. Unless the CFTC's and SEC's overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund are uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
The rest of the section remains the same.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated June 6, 2013
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Multi-Strategy Fund	10/1/2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012
Effective immediately, the following changes are hereby made in each Fund's prospectus:
"Commodity Futures Trading Commission Regulatory Risk" is hereby revised under the caption "Principal Risks of Investing in the Fund" in the "Summary of the Fund" and "More Information About the Fund" sections as follows:
Commodity Futures Trading Commission Regulatory Risk. The Fund does not qualify for an exemption from registration as a "commodity pool" under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a "commodity pool operator" under the CEA. Unless the CFTC's and SEC's overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund are uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
The rest of the section remains the same.

Columbia Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated June 6, 2013
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Multi-Strategy Fund	10/1/2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012
Effective immediately, the following changes are hereby made in each Fund's prospectus:
"Commodity Futures Trading Commission Regulatory Risk" is hereby revised under the caption "Principal Risks of Investing in the Fund" in the "Summary of the Fund" and "More Information About the Fund" sections as follows:
Commodity Futures Trading Commission Regulatory Risk. The Fund does not qualify for an exemption from registration as a "commodity pool" under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a "commodity pool operator" under the CEA. Unless the CFTC's and SEC's overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund are uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
The rest of the section remains the same.

Columbia Absolute Return Enhanced Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated June 6, 2013
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Multi-Strategy Fund	10/1/2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012
Effective immediately, the following changes are hereby made in each Fund's prospectus:
"Commodity Futures Trading Commission Regulatory Risk" is hereby revised under the caption "Principal Risks of Investing in the Fund" in the "Summary of the Fund" and "More Information About the Fund" sections as follows:
Commodity Futures Trading Commission Regulatory Risk. The Fund does not qualify for an exemption from registration as a "commodity pool" under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a "commodity pool operator" under the CEA. Unless the CFTC's and SEC's overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund are uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
The rest of the section remains the same.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2013